TAXES BASED ON INCOME - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 80.8	$ 108.7
Additions for tax positions of the current year	7.5	11.5
Additions (reductions) for tax positions of prior years	(6.7)	(23.1)
Settlements with tax authorities	(1.9)	(6.6)
Expirations of statutes of limitations	(8.0)	(5.9)
Changes due to translation of foreign currencies	(1.8)	(3.8)
Balance at end of year	$ 69.9	80.8
Reasonably possible decrease in uncertain tax positions, including interest and penalties, during the next 12 months		$ 19.0